Net Loss Per Share Applicable to Common Shareholders (Details) - Schedule of Earnings Per Share, Basic and Diluted - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Net loss applicable to common shareholders	$ (3,724,886)	$ (2,754,952)	$ (11,226,366)	$ (2,936,129)
Denominator:
Weighted average common shares outstanding	213,703,195	187,152,300	203,000,201	105,177,272
Net loss per share:
Basic and diluted	$ (0.02)	$ (0.01)	$ (0.06)	$ (0.03)